Document and Entity Information	Sep. 23, 2020
Prospectus:
Document Type	497
Document Period End Date	Sep. 23, 2020
Entity Registrant Name	ABERDEEN INVESTMENT FUNDS
Entity Central Index Key	0000887210
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2020
Document Effective Date	Sep. 23, 2020
Prospectus Date	Feb. 28, 2020
Aberdeen Select International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund | Class A
Prospectus:
Trading Symbol	BJBIX